FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

27.FINANCIAL INSTRUMENTS

	2022	2021
	£’000	£’000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	4,958	47,426
- Trade and other receivables	—	13,194
- Cash and cash equivalents	16,662	11,803
Measured at fair value through profit or loss	344	403
Total carrying amount of financial assets	21,964	72,826

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	8,310	10,259
- Short term loans	9,624	23,391
- Long term loans	21,492	3,391
- Issued debt - bonds	31,356	26,908
- Lease liabilities	452	377
Measured at fair value
- Fair value of contingent consideration	—	8,071
Total carrying amount of financial liabilities	71,234	72,397

Fair Value Estimation

Fair value measurements are disclosed according to the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1)
●	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices), or indirectly (that is, derived from prices) (Level 2)
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3). This is the case for unlisted equity securities.

The following table presents the Group’s assets and liabilities that are measured at fair value at 31 December 2022 and 31 December 2021.

	Level 1	Level 2	Level 3	Total
Assets	£’000	£’000	£’000	£’000
Financial assets at fair value through profit or loss
- Equity holdings	21	—	73	94
- Digital assets	—	368	—	368
Total at 31 December 2022	21	368	73	462

Liabilities
Financial liabilities at fair value through profit or loss
- Deferred contingent consideration	—	—	—	—
Total at 31 December 2022	—	—	—	—

	Level 1	Level 2	Level 3	Total
Assets	£’000	£’000	£’000	£’000
Financial assets at fair value through profit or loss
- Equity holdings	329	—	73	402
- Digital assets	—	80,759	—	80,759
Total at 31 December 2021	329	80,759	73	81,161

Liabilities
Financial liabilities at fair value through profit or loss
- Deferred contingent consideration	—	—	8,071	8,071
Total at 31 December 2021	—	—	8,071	8,071

All financial assets are in listed and unlisted securities and digital assets.

There were no transfers between levels during the period.

The Group recognises the fair value of financial assets at fair value through profit or loss relating to unlisted investments at the cost of investment unless:

●	There has been a specific change in the circumstances which, in the Group’s opinion, has permanently impaired the value of the financial asset. The asset will be written down to the impaired value;
●	There has been a significant change in the performance of the investee compared with budgets, plans or milestones;
●	There has been a change in expectation that the investee’s technical product milestones will be achieved or a change in the economic environment in which the investee operates;
●	There has been an equity transaction, subsequent to the Group’s investment, which crystallises a valuation for the financial asset which is different to the valuation at which the Group invested. The asset’s value will be adjusted to reflect this revised valuation; or
●	An independently prepared valuation report exists for the investee within close proximity to the reporting date.
●	The deferred consideration has been fair valued to the yearend date as the amount is to be paid in Argo shares.